1701 Market Street                                        Morgan, Lewis
Philadelphia, PA 19103                                    & Bockius LLP
Tel: 215.963.5000                                         Counselors at Law
Fax: 215.963.5001




December 31, 2012


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:       The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:


On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statement of Additional Information dated December 26, 2012 for the Trust's Westwood Global Equity Fund, Westwood Global Dividend Fund, Westwood Emerging Markets Fund, and Westwood Emerging Markets Plus Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 202, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001135428-12-000594) and became effective on December 19, 2012.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.


Very truly yours,


/s/ Leon Salkin
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Leon Salkin